Statements of Changes in Stockholders' Deficit (Parenthetical)	Sep. 30, 2024 $ / shares shares
Statement of Stockholders' Equity [Abstract]
Ordinary share, shares issued | shares	1
Ordinary share, par value | $ / shares	$ 0.0001